Employee Retirement Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Retirement Benefits
Employee Retirement Benefits
Employee Retirement Benefits
The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits				Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Three Months Ended June 30,
	2013	2012	2013	2012	2013	2012
Components of Net Periodic
Benefit Cost:
Service cost	$7.1	$7.0	$0.7	$0.3	$—	$0.1
Interest cost	6.9	7.4	2.3	2.3	0.1	0.2
Expected return on plan assets	(7.5)	(8.0)	(3.2)	(3.0)	—	—
Net amortizations	4.0	3.2	0.1	(0.1)	0.1	—
Net pension /
postretirement expense	$10.5	$9.6	$(0.1)	$(0.5)	$0.2	$0.3

	Pension Benefits				Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Six Months Ended June 30,
	2013	2012	2013	2012	2013	2012
Components of Net Periodic
Benefit Cost:
Service cost	$14.4	$13.3	$1.3	$0.6	$0.1	$0.2
Interest cost	13.6	13.9	4.6	4.6	0.3	0.4
Expected return on plan assets	(15.0)	(15.3)	(6.3)	(6.0)	—	—
Net amortizations	8.3	6.0	0.2	(0.1)	0.1	—
Net pension /
postretirement expense	$21.3	$17.9	$(0.2)	$(0.9)	$0.5	$0.6

Our policy for funded plans is to contribute annually, at a minimum, amounts required by applicable laws, regulations and union agreements. From time to time we make contributions beyond those legally required. For the three and six months ended June 30, 2013, we contributed $6.9 million and $10.6 million, respectively, to our worldwide pension plans. For the three and six months ended June 30, 2012, we contributed $11.8 million and $32.2 million, respectively, to our worldwide pension plans. We expect to contribute between $10 million and $20 million to our U.S. plan during the remainder of 2013. The level of future contributions will vary, and is dependent on a number of factors including investment returns, interest rate fluctuations, plan demographics, funding regulations and the results of the final actuarial valuation.
We also sponsor postretirement health care and life insurance benefits for a limited number of employees with hire dates prior to January 1, 1990. The postretirement health care plan is contributory with participants' contributions adjusted annually. An unfunded liability is recorded. We also have a key officer postretirement car benefit plan that provides the use of a vehicle from our fleet and insurance for the participants' benefit for retired Executive Vice Presidents and above who have a minimum of 20 years of service and who retire at age 58 or above. The assigned car benefit is available for 15 years postretirement or until the participant reaches the age of 80, whichever occurs last.
We participate in various "multiemployer" pension plans. In the event that we withdraw from participation in one of these plans, then applicable law could require us to make an additional lump-sum contribution to the plan, and we would have to reflect that as an expense in our consolidated statement of operations and as a liability on our condensed consolidated balance sheet. Our withdrawal liability for any multiemployer plan would depend on the extent of the plan's funding of vested benefits. At least one multiemployer plan in which we participate is reported to have, and other of our multiemployer plans could have, significant underfunded liabilities. Such underfunding may increase in the event other employers become insolvent or withdraw from the applicable plan or upon the inability or failure of withdrawing employers to pay their withdrawal liability. In addition, such underfunding may increase as a result of lower than expected returns on pension fund assets or other funding deficiencies. The occurrence of any of these events could have a material adverse effect on our consolidated financial position, results of operations or cash flows.
During 2012, Hertz completely withdrew employees from an existing multi-employer pension plan with the Central States Pension Fund, or the "Pension Fund," and entered into a new agreement with the Pension Fund. In connection with the complete withdrawal from the Pension Fund, Hertz was subject to a withdrawal liability of approximately $23.2 million, which was paid in December 2012.

Employee Retirement Benefits
Qualified U.S. employees, after completion of specified periods of service, are eligible to participate in The Hertz Corporation Account Balance Defined Benefit Pension Plan, or the “Hertz Retirement Plan,” a cash balance plan. Under this qualified Hertz Retirement Plan, we pay the entire cost and employees are not required to contribute.
Most of our international subsidiaries have defined benefit retirement plans or participate in various insured or multiemployer plans. In certain countries, when the subsidiaries make the required funding payments, they have no further obligations under such plans.
Company plans are generally funded, except for certain nonqualified U.S. defined benefit plans and in Germany and France, where unfunded liabilities are recorded.
We sponsor defined contribution plans for certain eligible U.S. and non-U.S. employees. We match contributions of participating employees on the basis specified in the plans.
An amendment to the Hertz Corporation Account Balance Defined Benefit Plan took effect on January 1, 2012. A fixed interest rate of 3% will be applied to cash balance credits in 2012 and later years. Previously, it was the rate published by the Pension Benefit Guarantee Corporation, or “PGBC,” for the December prior to the year the credit was earned. Also effective January 1, 2012, service credit rates for each employee will be determined on the first day of the year.
We sponsored a defined benefit pension plan in the U.K. On June 30, 2011, we approved an agreement with the trustees of that plan to cease all future benefit accruals to existing members and to close the plan to new members. Effective July 1, 2011, we introduced a defined contribution plan with company matching contributions to replace the defined benefit pension plan. The company matching contributions are generally 100% of the employee contributions, up to 8% of pay, except that former members of the defined benefit plan receive an enhanced match for five years. This will result in lower contributions this year into the defined benefit plan, which will be offset by matching contributions to the new defined contribution plan. In the year ended December 31, 2011, we recognized a gain of $13.1 million for the U.K. plan that represented unamortized prior service cost from a 2010 amendment that eliminated discretionary pension increases related to pre-1997 service primarily related to inactive employees.
We also sponsor postretirement health care and life insurance benefits for a limited number of employees with hire dates prior to January 1, 1990. The postretirement health care plan is contributory with participants' contributions adjusted annually. An unfunded liability is recorded. We also have a key officer postretirement car benefit plan that provides the use of a vehicle for retired Senior Vice Presidents and above who have a minimum of 20 years of service and who retired at age 58 or above.
We use a December 31 measurement date for all of our plans.
The following tables set forth the funded status and the net periodic pension cost of the Hertz Retirement Plan, other postretirement benefit plans (including health care and life insurance plans covering domestic (“U.S.”) employees and the retirement plans for international operations (“Non-U.S.”), together with amounts included in our consolidated balance sheets and statements of operations (in millions of dollars):

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
	2012	2011	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation at January 1	$606.4	$549.7	$190.8	$201.5	$18.2	$19.0
Service cost	24.8	26.2	1.9	4.0	0.2	0.2
Interest cost	28.2	27.5	9.7	11.0	0.8	0.9
Employee contributions	—	—	0.1	0.7	0.8	0.9
Plan amendments	—	(10.2)	—	—	—	—
Plan curtailments	—	—	—	(5.9)	—	—
Plan settlements	(5.4)	(7.4)	—	0.1	—	—
Benefits paid	(29.9)	(18.4)	(5.5)	(4.0)	(2.2)	(2.2)
Foreign exchange translation	—	—	7.7	(1.0)	—	—
Actuarial loss (gain)	54.8	39.0	9.4	(15.1)	1.2	(0.6)
Plan combination	—	—	10.4	—	—	—
Other	—	—	(0.1)	(0.5)	—	—
Benefit obligation at December 31	$678.9	$606.4	$224.4	$190.8	$19.0	$18.2
Change in Plan Assets
Fair value of plan assets at January 1	$423.2	$365.9	$157.0	$152.8	$—	$—
Actual return on plan assets	64.2	15.3	15.6	(7.6)	—	—
Company contributions	46.3	67.8	4.7	16.0	1.4	1.3
Employee contributions	—	—	0.1	0.7	0.8	0.9
Plan settlements	(5.4)	(7.4)	—	—	—	—
Benefits paid	(29.9)	(18.4)	(5.5)	(4.0)	(2.2)	(2.2)
Foreign exchange translation	—	—	6.5	(0.7)	—	—
Other	—	—	(0.1)	(0.2)	—	—
Fair value of plan assets at December 31	$498.4	$423.2	$178.3	$157.0	$—	$—
Funded Status of the Plan
Plan assets less than benefit obligation	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)

	Pension Benefits				Postretirement
	U.S.		Non-U.S.		Benefits (U.S.)
	2012	2011	2012	2011	2012	2011
Amounts recognized in balance sheet:
Liabilities	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)
Net obligation recognized in the balance sheet	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)
Prior service credit (cost)	$9.1	$10.1	$—	$—	$—	$—
Net gain (loss)	(167.6)	(160.3)	(17.5)	(10.7)	(2.3)	(1.2)
Accumulated other comprehensive loss	(158.5)	(150.2)	(17.5)	(10.7)	(2.3)	(1.2)
Unfunded accrued pension or postretirement benefit	(22.0)	(33.0)	(28.6)	(23.1)	(16.7)	(17.0)
Net obligation recognized in the balance sheet	$(180.5)	$(183.2)	$(46.1)	$(33.8)	$(19.0)	$(18.2)
Total recognized in other comprehensive (income) loss	$8.3	$34.5	$6.8	$12.2	$1.1	$(0.7)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$43.5	$67.1	$6.1	$0.9	$2.1	$0.5
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)	$(16.0)	$(11.1)	$(0.4)	$0.1	$(0.1)	$(0.1)
Accumulated Benefit Obligation at December 31	$619.2	$537.0	$216.8	$187.6	N/A	N/A
Weighted‑average assumptions as of December 31
Discount rate	4.0%	4.7%	4.3%	4.8%	3.6%	4.4%
Expected return on assets	7.6%	8.0%	7.4%	7.4%	N/A	N/A
Average rate of increase in compensation	4.6%	4.6%	2.0%	2.1%	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	7.8%	8.1%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	17	18

The discount rate used to determine the December 31, 2012 benefit obligations for U.S. pension plans is based on the rate from the Mercer Pension Discount Curve-Above Mean Yield that is appropriate for the duration of our plan liabilities. For our plans outside the U.S., the discount rate reflects the market rates for an optimized subset of high-quality corporate bonds currently available. The discount rate in a country was determined based on a yield curve constructed from high quality corporate bonds in that country. The rate selected from the yield curve has a duration that matches our plan.
The expected return on plan assets for each funded plan is based on expected future investment returns considering the target investment mix of plan assets.
The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits						Postretirement Benefits (U.S.)
	U.S.			Non-U.S.
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Cost:
Service cost	$24.8	$26.2	$24.0	$1.9	$4.0	$5.2	$0.2	$0.2	$0.3
Interest cost	28.2	27.5	26.1	9.7	11.0	9.7	0.8	0.9	0.9
Expected return on plan assets	(31.5)	(30.5)	(26.6)	(12.1)	(12.8)	(10.0)	—	—	—
Net amortizations	11.8	7.2	4.6	(0.1)	(0.7)	(1.0)	—	0.1	—
Settlement loss	2.0	2.2	0.4	—	—	—	—	—	—
Curtailment gain	—	—	—	—	(12.9)	(0.2)	—	—	—
Special termination cost	—	—	—	—	0.1	—	—	—	—
Net pension and postretirement expense	$35.3	$32.6	$28.5	$(0.6)	$(11.3)	$3.7	$1.0	$1.2	$1.2

Weighted‑average discount rate for expense (January 1)	4.71%	5.12%	5.42%	4.78%	5.36%	5.71%	4.4%	4.9%	5.4%
Weighted‑average assumed long-term rate of return on assets (January 1)	8.00%	8.40%	8.50%	7.44%	7.46%	7.46%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	8.1%	8.4%	8.7%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	4.5%	4.5%	4.5%
Number of years to ultimate trend rate	N/A	N/A	N/A	N/A	N/A	N/A	17	18	19

The balance in “Accumulated other comprehensive loss” at December 31, 2012 and 2011 relating to pension benefits was $109.8 million and $99.6 million, respectively.
Changing the assumed health care cost trend rates by one percentage point is estimated to have the following effects (in millions of dollars):

	One Percentage Point
	Increase	Decrease
Effect on total of service and interest cost components	—	—
Effect on postretirement benefit obligation	$0.5	$(0.4)

The provisions charged to income for the years ended December 31, 2012, 2011 and 2010 for all other pension plans were approximately $8.9 million, $8.0 million and $8.8 million, respectively.
The provisions charged to income for the years ended December 31, 2012, 2011 and 2010 for the defined contribution plans were approximately $18.6 million, $18.0 million and $14.8 million, respectively.
Plan Assets
We have a long-term investment outlook for the assets held in our Company sponsored plans, which is consistent with the long-term nature of each plan's respective liabilities. We have two major plans which reside in the U.S. and the U.K.
The U.S. Plan, or the “Plan,” currently has a target asset allocation of 65% equity and 35% fixed income. The equity portion of the Plan is invested in one passively managed S&P 500 index fund, one passively managed U.S. small/midcap fund and one actively managed international portfolio. The fixed income portion of the Plan is actively managed by a professional investment manager and is benchmarked to the Barclays Long Govt/Credit Index. The Plan assumes an 7.6% rate of return on assets, which represents the expected long-term annual weighted‑average return for the Plan in total.
The U.K. Plan currently invests in a professionally managed Balanced Consensus Index Fund, which has the investment objective of achieving a total return relatively equal to its benchmark. The benchmark is based upon the average asset weightings of a broad universe of U.K. pension funds invested in pooled investment vehicles and each of their relevant indices. The asset allocation as of December 31, 2012, was 79% equity, 9% fixed income and 12% cash and cash equivalents. The U.K. Plan currently assumes a rate of return on assets of 7.5%, which represents the expected long-term annual weighted‑average return.
The fair value measurements of our U.S. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2012	2011
Short Term Investments	$8.3	$11.6
Equity Securities:
U.S. Large Cap	135.9	119.3
U.S. Mid Cap	42.0	34.9
U.S. Small Cap	31.6	27.5
International Large Cap	109.3	89.0
Fixed Income Securities:
U.S. Treasuries	67.5	53.2
Corporate Bonds	83.8	68.7
Government Bonds	4.4	4.1
Municipal Bonds	9.1	9.5
Real Estate (REITs)	6.5	5.4
Total fair value of pension plan assets	$498.4	$423.2

Our U.K. Plan accounts for most of the $178.3 million in fair value of Non-U.S. plan assets. The fair value measurements of our U.K. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2012	2011
Short Term Investments	$12.9	$11.6
U.K. Equities	66.1	57.6
Overseas Equities	67.1	60.5
U.K. Conventional Gilts	6.5	6.6
Corporate Bonds	5.3	5.0
Global Treasury Bonds	9.3	6.5
Index‑Linked Gilts‑Stocks	1.8	1.4
Total fair value of pension plan assets	$169.0	$149.2

Contributions
Our policy for funded plans is to contribute annually, at a minimum, amounts required by applicable laws, regulations and union agreements. From time to time we make contributions beyond those legally required. In 2012, we made discretionary cash contributions to our U.S. qualified pension plan of $38.4 million. In 2011, we made discretionary cash contributions to our U.S. qualified pension plan of $58.9 million. We expect to contribute between $20.0 million and $30.0 million to our U.S. plan during 2013. The level of 2013 and future contributions will vary, and is dependent on a number of factors including investment returns, interest rate fluctuations, plan demographics, funding regulations and the results of the final actuarial valuation.
Estimated Future Benefit Payments
The following table presents estimated future benefit payments (in millions of dollars):

	Pension Benefits	Postretirement Benefits (U.S.)
2013	$31.1	$1.3
2014	34.4	1.4
2015	40.6	1.5
2016	44.3	1.4
2017	51.1	1.3
2018-2022	314.1	6.7
	$515.6	$13.6

Multiemployer Pension Plans
We contribute to several multiemployer defined benefit pension plans under collective bargaining agreements that cover certain of our union‑represented employees. The risks of participating in such plans are different from the risks of single‑employer plans, in the following respects:

a)	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b)	If a participating employer ceases to contribute to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c)
If we cease to have an obligation to contribute to the multiemployer plan in which we had been a contributing employer, we may be required to pay to the plan an amount based on the underfunded status of the plan and on the history of our participation in the plan prior to the cessation of our obligation to contribute. The amount that an employer that has ceased to have an obligation to contribute to a multiemployer plan is required to pay to the plan is referred to as a withdrawal liability.

Our participation in multiemployer plans for the annual period ended December 31, 2012 is outlined in the table below. For each plan that is individually significant to us, the following information is provided:
The “EIN / Pension Plan Number” column provides the Employer Identification Number and the three‑digit plan number assigned to a plan by the Internal Revenue Service.
The most recent Pension Protection Act Zone Status available for 2011 and 2012 is for plan years that ended in 2011 and 2012, respectively. The zone status is based on information provided to us and other participating employers by each plan and is certified by the plan's actuary. A plan in the “red” zone has been determined to be in “critical status”, based on criteria established under the Internal Revenue Code, or the “Code,” and is generally less than 65% funded. A plan in the “yellow” zone has been determined to be in “endangered status”, based on criteria established under the Code, and is generally less than 80% funded. A plan in the “green” zone has been determined to be neither in “critical status” nor in “endangered status,” and is generally at least 80% funded.
The “FIP/RP Status Pending/Implemented” column indicates whether a Funding Improvement Plan, as required under the Code to be adopted by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2012.
The “Surcharge Imposed” column indicates whether our contribution rate for 2012 included an amount in addition the contribution rate specified in the applicable collective bargaining agreement, as imposed by a plan in “critical status,” in accordance with the requirements of the Code.
The last column lists the expiration dates of the collective bargaining agreements pursuant to which we contribute to the plans.
For plans that are not individually significant to us, the total amount of contributions is presented in the aggregate.

(In millions of dollars)	EIN /Pension Plan	Pension Protection Act Zone Status		FIP / RP Status Pending /	Contributions by The Hertz Corporation			Surcharge	Expiration Dates of Collective Bargaining
Pension Fund	Number	2012	2011	Implemented	2012	2011	2010	Imposed	Agreements
Western Conference of Teamsters	91-6145047	Green	Green	NA	$4.1	$3.9	$3.8	NA	Various
Teamsters Central States	36-6044243	Critical	Critical	Implemented	1.2	1.3	1.2	No	Various
IAM National	51-60321295	Green	Green	NA	0.7	0.6	0.6	NA	Various
Midwest Operating Engineers	36-6140097	Green	Green	NA	0.5	0.4	0.2	NA	2/28/2014
Local 1034**	13-6594795	Critical	Critical	Implemented	0.2	0.2	0.2	Yes	5/2/2013
Operating Engineers Local 324	38-1900637	Critical	Critical	Implemented	0.1	0.1	0.1	No	6/30/2013
Western Pennsylvania Teamsters	25-6029946	Critical	Critical	Implemented	0.1	0.1	0.1	No	11/4/2011	*
			7 Other Plans		0.6	0.6	0.5
			Total Contributions		$7.5	$7.2	$6.7

*    The parties are still attempting to negotiate a successor agreement.

**	The amount contributed by Hertz to the Local 1034 Pension Fund was reported as being more than 5% of total contributions to the plan, on the fund's Form 5500 for the year ended 12/31/2011.
During 2012, Hertz completely withdrew employees from an existing multi-employer pension plan with the Central States Pension Fund, or the “Pension Fund,” and entered into a new agreement with the Pension Fund, which adopted an alternative method for determining an employer's unfunded obligation that would limit Hertz funding obligations to the Pension Fund in the future. As part of the agreement, certain Pension Fund participants were effectively moved to the Hertz retirement plan and the remaining participants were moved to a new pension plan sponsored by the Pension Fund. In connection with the complete withdrawal from the Pension Fund, Hertz was subject to a withdrawal liability of approximately $23.2 million, which was paid in December 2012.